Restricted Stock Units	12 Months Ended
Dec. 31, 2023
Restricted Stock Units
Restricted Stock Units

18. Restricted Stock Units

During the year ended December 31, 2023, the Company granted RSUs as follows:

●	On January 1, 2023, the Company granted 256,800 RSU’s which vest quarterly beginning January 1, 2023.

●	On May 11, 2023, the Company granted 601,000 RSU’s which vested immediately.

●	On July 6, 2023, the Company granted 75,000 RSU’s, which vested immediately.

●	On September 2, 2023, the Company granted 75,464 RSU’s, which vested immediately.

●	On September 15, 2023, the Company granted 452,785 RSU’s, which vested immediately.

●	On October 17, 2023, the Company granted 650,000 RSU’s, which vested immediately.

●	On December 31, 2023, the Company granted 1,365,610 RSUs, which vested immediately.

For the year ended December 31, 2023, the Company recognized $2,279,059 (2022 - $697,650 and 2021 - $211,975) in stock-based compensation expense for RSUs granted and vested.

	Number of unvested restricted stock units	Weighted average fair value per award
Balance, December 31, 2020	–	$–
Granted	265,000	0.80
Vested	(265,000)	0.80
Balance, December 31, 2021	–	$–
Granted	885,012	1.10
Vested	(885,012)	1.10
Balance, December 31, 2022	–	–
Granted	3,476,659	0.81
Canceled	(30,000)	2.00
Vested	(3,446,659)	0.80
Balance, December 31, 2023	-	-

The Company previously granted certain RSU’s whereby the holder has the right and option to require the Company to withhold up to one third of the RSU shares awarded to pay the cash equivalent of the market price of the shares on the date of vesting. As a result, a portion of the value of the RSU’s is recorded as a RSU obligation liability. As at December 31, 2023, the balance of the RSU obligation was $18,398 (December 31, 2022 - $295,747).

During the year ended December 31, 2023, the Company repurchased 667,868 RSU’s for $993,136, equaling the fair value of the Company’s shares at the time of repurchase and did not recognize any gain or loss on the transaction. As a result of the transaction, the Company recognized a reduction to equity of $919,790 and a reduction to the RSU obligation liability of $73,346. Outstanding notes receivable of $604,537 were settled through the RSU’s repurchased (Note 14).

During the year ended December 31, 2023, the Company recorded an obligation to issue shares of $283,094 relating to the accrual of 1,365,610 RSUs owed to a consultant and to a related party of the Company as a bonus for additional services provided during the 2023 fiscal year. As at December 31, 2023, the Company had 1,518,010 RSU’s (December 31, 2022 – 675,012) outstanding.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)